Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

Note 11. Fair Value

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 (in millions):

	Level 1	Level 2	Level 3	Total
Assets:
Interest Rate Swaps	$—	$12	$—	$12
Forward contracts	—	3	—	3

	$—	$15	$—	$15

The forward contracts are over the counter contracts that do not trade on a public exchange. The fair values of the contracts are based on inputs such as foreign currency spot rates and forward points that are readily available on public markets, and as such, are classified as Level 2. The Company considered both its credit risk, as well as its counterparties’ credit risk in determining fair value and no adjustment was made as it was deemed insignificant based on the short duration of the contracts and the Company’s rate of short-term debt.

The interest rate swaps are valued using an income approach. Expected future cash flows are converted to a present value amount based on market expectations of the yield curve on floating interest rates, which is readily available on public markets.